COST REDUCTION ACTIONS - Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Restructuring charges:
Restructuring charges, net of reversals	$ 73.7	$ 33.4
Other expense, net
Restructuring charges:
Restructuring charges, net of reversals	73.7	33.4	$ 19.9
Label and Graphic Materials | Other expense, net
Restructuring charges:
Restructuring charges, net of reversals	57.8	14.8	8.5
Retail Branding and Information Solutions | Other expense, net
Restructuring charges:
Restructuring charges, net of reversals	11.9	18.4	10.5
Industrial and Healthcare Materials | Other expense, net
Restructuring charges:
Restructuring charges, net of reversals	$ 4.0	$ 0.2	$ 0.9